Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Calculation of Net Income Per Share

The calculation of net income per share is as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net income attributable to MomoInc.	$13,697	$145,250	$318,566
Undistributed earnings allocated to participating nonvested restricted shares	(1,339)	(3,197)	—

Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	$12,358	$142,053	$318,566

	For the years ended December 31,
	2015	2016	2017
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	342,646,282	377,335,923	394,549,323
Weighted average shares used in computing net income per participating nonvested restricted share	37,118,622	8,493,244	—

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	401,396,548	407,041,165	415,265,078

Net income per ordinary share attributable to Momo Inc. - basic	$0.04	$0.38	$0.81
Net income per participating nonvested restricted share	$0.04	$0.38	$—

Net income per ordinary share attributable to Momo Inc. - diluted	$0.03	$0.36	$0.77

Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2015, 2016 and 2017, because their effect is anti-dilutive:

	For the years ended December 31,
	2015	2016	2017
Share issuable upon exercise of share options	904,489	152,500	768,266
Share issuable upon exercise of RSUs	15,001	50,000	—